Filed pursuant to Rule 497(e)

[Supplement dated July 11, 2002 to the January 1, 2002 Class I Shares Prospectus of The Saratoga Advantage Trust]

Effective July 11, 2002, the following are the Expense Caps for each of the
Portfolios: U.S. Government Money Market, 1.25%; Investment Quality Bond, 1.40%; Municipal Bond, 1.40%; Large Capitalization Value, 2.00%; Large Capitalization Growth, 2.00%; Small Capitalization, 2.00%; and International Equity, 2.30%. This change in the Expense Caps does not affect any other terms of the Excess Expense Agreement.

                                      * * *

[Supplement dated July 11, 2002 to the January 1, 2002 Class B Shares Prospectus of The Saratoga Advantage Trust]

Effective July 11, 2002, the following are the Expense Caps for each of the
Portfolios: U.S. Government Money Market, 2.25%; Investment Quality Bond, 2.40%; Municipal Bond, 2.40%; Large Capitalization Value, 3.00%; Large Capitalization Growth, 3.00%; Small Capitalization, 3.00%; and International Equity, 3.30%. This change in the Expense Caps does not affect any other terms of the Excess Expense Agreement.

                                      * * *

[Supplement dated July 11, 2002 to the January 1, 2002 Class C Shares Prospectus of The Saratoga Advantage Trust]

Effective July 11, 2002, the following are the Expense Caps for each of the
Portfolios: U.S. Government Money Market, 2.25%; Investment Quality Bond, 2.40%; Municipal Bond, 2.40%; Large Capitalization Value, 3.00%; Large Capitalization Growth, 3.00%; Small Capitalization, 3.00%; and International Equity, 3.30%. This change in the Expense Caps does not affect any other terms of the Excess Expense Agreement.

                                      * * *

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Filed pursuant to Rule 497(e)

[Supplement dated July 11, 2002 to the January 1, 2002 Class I Shares Prospectus of The Saratoga Advantage Trust]

Under the heading "Large Capitalization Growth Portfolio- -The Adviser" on page 13 of the Class I Shares Prospectus the following disclosure is inserted in place of the current paragraph that describes the Fund's adviser.

The Adviser

The Portfolio is advised by Harris Bretall Sullivan & Smith L.L.C. Stock selection for the Portfolio is made by the Strategy and Investment Committees of Harris Bretall. The Portfolio is managed by a management team that includes Gordon Ceresino and David Post. Mr. Ceresino is the Chief Executive Officer of Harris Bretall and has been associated with the firm since 1991. Mr. Post is a Partner of Harris Bretall and has been associated with the firm since 1994.

                                      * * *

[Supplement dated July 11, 2002 to the January 1, 2002 Class B Shares Prospectus of The Saratoga Advantage Trust]

Under the heading "Large Capitalization Growth Portfolio- -The Adviser" on page 13 of the Class B Shares Prospectus the following disclosure is inserted in place of the current paragraph that describes the Fund's adviser.

The Adviser

The Portfolio is advised by Harris Bretall Sullivan & Smith L.L.C. Stock selection for the Portfolio is made by the Strategy and Investment Committees of Harris Bretall. The Portfolio is managed by a management team that includes Gordon Ceresino and David Post. Mr. Ceresino is the Chief Executive Officer of Harris Bretall and has been associated with the firm since 1991. Mr. Post is a Partner of Harris Bretall and has been associated with the firm since 1994.

                                      * * *

[Supplement dated July 11, 2002 to the January 1, 2002 Class C Shares Prospectus of The Saratoga Advantage Trust]

Under the heading "Large Capitalization Growth Portfolio- -The Adviser" on page 13 of the Class C Shares Prospectus the following disclosure is inserted in place of the current paragraph that describes the Fund's adviser.

The Adviser

The Portfolio is advised by Harris Bretall Sullivan & Smith L.L.C. Stock selection for the Portfolio is made by the Strategy and Investment Committees of Harris Bretall. The Portfolio is managed by a management team that includes Gordon Ceresino and David Post. Mr. Ceresino is the Chief Executive Officer of Harris Bretall and has been associated with the firm since 1991. Mr. Post is a Partner of Harris Bretall and has been associated with the firm since 1994.

                                      * * *